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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-4708
                                  ---------------------------------------------

                            SunAmerica Income Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          Harborside Financial Center
                                 3200 Plaza 5
                             Jersey City, NJ 07311
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             (Address of principal executive offices)  (Zip code)

                                   John Genoy
                                   President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center
                                  3200 Plaza 5
                             Jersey City, NJ 07311
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   800-858-8850
                                                    ---------------------------
Date of fiscal year end:  03/31
                        -----------------------
Date of reporting period:  7/1/2007-6/30/2008
                         ----------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policy making roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04708
Reporting Period: 07/01/2007 - 06/30/2008
SunAmerica Income Funds




============================= GNMA SECURITIES FUND =============================

The Fund did not vote any proxies during the reporting period.


============================= HIGH YIELD BOND FUND =============================


IPCS INC.

Ticker:       IPCS           Security ID:  44980Y305
Meeting Date: MAY 22, 2008   Meeting Type: Annual
Record Date:  MAR 24, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Timothy M. Yager          For       For        Management
1.2   Elect  Director Timothy G. Biltz          For       For        Management
1.3   Elect  Director Jeffrey W. Jones          For       For        Management
1.4   Elect  Director Ryan L. Langdon           For       For        Management
1.5   Elect  Director Kevin M. Roe              For       For        Management
1.6   Elect  Director Mikal J. Thomsen          For       For        Management
1.7   Elect  Director Nicholas J. Vantzelfde    For       For        Management
1.8   Elect  Director Eric L. Zinterhofer       For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

MEDCATH CORP.

Ticker:       MDTH           Security ID:  58404W109
Meeting Date: MAR 5, 2008    Meeting Type: Annual
Record Date:  JAN 23, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Robert S. McCoy, Jr.       For       For        Management
1.2   Elect Director John B. McKinnon           For       For        Management
1.3   Elect Director Galen D. Powers            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Non-Employee Director Stock Option  For       For        Management
      Plan


--------------------------------------------------------------------------------

MIRANT CORP

Ticker:       MIR.XA         Security ID:  60467R100
Meeting Date: MAY 7, 2008    Meeting Type: Annual
Record Date:  MAR 10, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Thomas W. Cason           For       For        Management
1.2   Elect  Director A.D. (Pete) Correll       For       For        Management
1.3   Elect  Director Terry G. Dallas           For       For        Management
1.4   Elect  Director Thomas H. Johnson         For       For        Management
1.5   Elect  Director John T. Miller            For       For        Management
1.6   Elect  Director Edward R. Muller          For       For        Management
1.7   Elect  Director Robert C. Murray          For       For        Management
1.8   Elect  Director John M. Quain             For       For        Management
1.9   Elect  Director William L. Thacker        For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

TRICO MARINE SERVICES, INC.

Ticker:       TRMA           Security ID:  896106200
Meeting Date: JUN 12, 2008   Meeting Type: Annual
Record Date:  APR 18, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Richard A. Bachmann        For       For        Management
1.2   Elect Director Kenneth M Burke            For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

WORNICK COMPANY

Ticker:                      Security ID:  981628AC4
Meeting Date: JUN 5, 2008    Meeting Type: Written Consent
Record Date:  APR 10, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     The Plan                                  For       For        Management




============================= STRATEGIC BOND FUND ==============================


IPCS INC.

Ticker:       IPCS           Security ID:  44980Y305
Meeting Date: MAY 22, 2008   Meeting Type: Annual
Record Date:  MAR 24, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Timothy M. Yager          For       For        Management
1.2   Elect  Director Timothy G. Biltz          For       For        Management
1.3   Elect  Director Jeffrey W. Jones          For       For        Management
1.4   Elect  Director Ryan L. Langdon           For       For        Management
1.5   Elect  Director Kevin M. Roe              For       For        Management
1.6   Elect  Director Mikal J. Thomsen          For       For        Management
1.7   Elect  Director Nicholas J. Vantzelfde    For       For        Management
1.8   Elect  Director Eric L. Zinterhofer       For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

MEDCATH CORP.

Ticker:       MDTH           Security ID:  58404W109
Meeting Date: MAR 5, 2008    Meeting Type: Annual
Record Date:  JAN 23, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Robert S. McCoy, Jr.       For       For        Management
1.2   Elect Director John B. McKinnon           For       For        Management
1.3   Elect Director Galen D. Powers            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Non-Employee Director Stock Option  For       For        Management
      Plan


--------------------------------------------------------------------------------

MIRANT CORP

Ticker:       MIR.XA         Security ID:  60467R100
Meeting Date: MAY 7, 2008    Meeting Type: Annual
Record Date:  MAR 10, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Thomas W. Cason           For       For        Management
1.2   Elect  Director A.D. (Pete) Correll       For       For        Management
1.3   Elect  Director Terry G. Dallas           For       For        Management
1.4   Elect  Director Thomas H. Johnson         For       For        Management
1.5   Elect  Director John T. Miller            For       For        Management
1.6   Elect  Director Edward R. Muller          For       For        Management
1.7   Elect  Director Robert C. Murray          For       For        Management
1.8   Elect  Director John M. Quain             For       For        Management
1.9   Elect  Director William L. Thacker        For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

NEON COMMUNICATIONS GROUP INC

Ticker:       GBIXQ          Security ID:  64050T101
Meeting Date: NOV 6, 2007    Meeting Type: Special
Record Date:  SEP 28, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management
3     Other Business                            For       Against    Management


--------------------------------------------------------------------------------

TRICO MARINE SERVICES, INC.

Ticker:       TRMA           Security ID:  896106200
Meeting Date: JUN 12, 2008   Meeting Type: Annual
Record Date:  APR 18, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Richard A. Bachmann        For       For        Management
1.2   Elect Director Kenneth M Burke            For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

WORNICK COMPANY

Ticker:                      Security ID:  981628AC4
Meeting Date: JUN 5, 2008    Meeting Type: Written Consent
Record Date:  APR 10, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     The Plan                                  For       For        Management


=========================== TAX EXEMPT INSURED FUND ============================

The Fund did not vote any proxies during the reporting period.


======================== U.S. GOVERNMENT SECURITIES FUND =======================

The Fund did not vote any proxies during the reporting period.


========== END NPX REPORT

                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   SunAmerica Income Funds
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By (Signature and Title)*   John Genoy, President
                         ------------------------------------------------------
Date  8/20/08
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